INCOME TAX - Schedule of Reconciliations of the Statutory Income Tax Rate and the Company's Effective Income Tax Rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory income tax rate	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(2.00%)	(1.00%)
Changes in valuation allowance	(1.00%)	0.00%
Tax effect of loss on sale of discontinued operation	45.00%	0.00%
Effective tax rate	67.00%	24.00%